STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Midcap Value Fund

May 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.2%
Banks - 3.8%
Popular	253,398		13,229,910
SVB Financial Group	67,761	[a]	13,647,065
			26,876,975
Capital Goods - 2.9%
Fluor	145,509		4,033,509
Huntington Ingalls Industries	24,009		4,924,726
Quanta Services	94,972		3,301,227
Spirit AeroSystems Holdings, Cl. A	66,493		5,388,593
Textron	56,896		2,577,389
			20,225,444
Commercial & Professional Services - 3.6%
Equifax	124,786		15,086,627
Nielsen Holdings	457,054		10,388,837
			25,475,464
Consumer Durables & Apparel - 5.4%
D.R. Horton	357,679		15,294,354
Skechers USA, Cl. A	836,076	[a]	23,351,603
			38,645,957
Consumer Services - 2.9%
Norwegian Cruise Line Holdings	302,894	[a]	16,571,331
Royal Caribbean Cruises	32,815		3,995,554
			20,566,885
Diversified Financials - 6.0%
Ally Financial	310,719		8,970,458
E*TRADE Financial	235,987		10,572,218
SLM	630,519		5,996,236
TD Ameritrade Holding	151,217		7,523,046
Voya Financial	184,820		9,412,883
			42,474,841
Energy - 8.9%
Cabot Oil & Gas	578,052		14,462,861
Cheniere Energy	213,289	[a]	13,475,599
Parsley Energy, Cl. A	575,908	[a]	10,268,440
Pioneer Natural Resources	64,013		9,087,285
Valero Energy	226,611		15,953,414
			63,247,599
Food, Beverage & Tobacco - 3.5%
Archer-Daniels-Midland	293,040		11,229,293

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Food, Beverage & Tobacco - 3.5% (continued)
Ingredion	182,143		13,872,011
			25,101,304
Health Care Equipment & Services - 4.6%
Teleflex	39,876		11,496,251
Zimmer Biomet Holdings	187,775		21,393,206
			32,889,457
Materials - 11.4%
Eagle Materials	219,600		18,898,776
FMC	106,526		7,824,335
Freeport-McMoRan	1,118,033		10,856,100
Huntsman	770,437		13,382,491
Louisiana-Pacific	307,801		7,024,019
Newmont Goldcorp	689,402		22,812,312
			80,798,033
Media & Entertainment - 2.9%
Activision Blizzard	472,693		20,500,695
Pharmaceuticals Biotechnology & Life Sciences - 8.6%
Jazz Pharmaceuticals	135,998	[a]	17,074,549
Mylan	839,579	[a]	14,104,927
PRA Health Sciences	138,534	[a]	12,015,054
Sage Therapeutics	102,448	[a,b]	17,607,738
			60,802,268
Real Estate - 5.1%
Alexandria Real Estate Equities	74,054	[c]	10,842,246
Boston Properties	89,527	[c]	11,712,817
Digital Realty Trust	112,909	[c]	13,291,647
			35,846,710
Retailing - 4.8%
Dollar General	118,929		15,137,283
Gap	776,790	[b]	14,510,437
GrubHub	71,998	[a,b]	4,690,670
			34,338,390
Semiconductors & Semiconductor Equipment - 5.4%
Advanced Micro Devices	453,499	[a,b]	12,430,408
First Solar	147,222	[a,b]	8,544,765
Maxim Integrated Products	117,595		6,184,321
ON Semiconductor	173,464	[a]	3,080,721
Teradyne	184,752		7,785,449
			38,025,664
Software & Services - 12.9%
DXC Technology	219,899		10,453,998
First Data, Cl. A	550,232	[a]	13,986,897
Global Payments	60,686		9,348,071
Jack Henry & Associates	63,405		8,320,004

Description		Shares		Value ($)
Common Stocks - 99.2% (continued)
Software & Services - 12.9% (continued)
Leidos Holdings		76,697		5,777,585
Nuance Communications		618,734	[a]	10,623,663
RealPage		127,610	[a]	7,442,215
Teradata		316,369	[a,b]	10,864,111
Total System Services		121,288		14,982,707
				91,799,251
Technology Hardware & Equipment - 1.6%
Keysight Technologies		149,819	[a]	11,255,901
Transportation - 4.3%
J.B. Hunt Transport Services		65,594		5,584,673
Knight-Swift Transportation Holdings		338,869	[b]	9,366,339
Southwest Airlines		333,153		15,858,083
				30,809,095
Utilities - .6%
American Electric Power		47,455		4,086,825
Total Common Stocks (cost $726,395,715)				703,766,758
	1-Day Yield (%)
Investment Companies - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $6,052,999)	2.4	6,052,999	[d]	6,052,999
Total Investments (cost $732,448,714)		100.1%		709,819,757
Liabilities, Less Cash and Receivables		(.1%)		(399,780)
Net Assets		100.0%		709,419,977

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2019, the value of the fund’s securities on loan was $65,203,454 and the value of the collateral held by the fund was $68,653,187, consisting of U.S. Government & Agency securities.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Midcap Value Fund

May 31, 2019 (Unaudited)

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Common Stocks†	703,766,758	-	-	703,766,758
Investment Companies	6,052,999	-	-	6,052,999

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit

NOTES

of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2019, accumulated net unrealized depreciation on investments was $22,628,957, consisting of $59,537,240 gross unrealized appreciation and $82,166,197 gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.